Offerings - Offering: 1	Oct. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.00003 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 9,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,318.86
Offering Note	This Registration Statement on Form S-8 covers additional shares of Class A Ordinary Shares, US$0.00003 par value per share of Global Mofy AI Limited (“Registrant”) issuable pursuant to the October 2025 Equity Incentive Plan (as amended and restated, the “October 2025 Equity Incentive Plan”) of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the October 2025 Equity Incentive Plan.

The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$1.91 per Class A ordinary share, the average of the high and low prices for the Registrant’s Class A ordinary share as quoted on the Nasdaq Capital Market on October 28, 2025.